Common Stock (Details) - Schedule of Reserved Shares of Common Stock - shares	Mar. 31, 2024	Dec. 31, 2023
Schedule of Reserved Shares of Common Stock [Abstract]
Common stock warrants	27,637,266	27,637,266
Employee stock purchase plan	2,628,996	2,628,996
Stock options and RSUs, issued and outstanding	11,436,369	11,774,743
Stock options and RSUs, authorized for future issuance	3,850,462	3,850,462
Total shares reserved	45,553,093	45,891,467